Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended	19 Months Ended	23 Months Ended	24 Months Ended	31 Months Ended	35 Months Ended	36 Months Ended	43 Months Ended	47 Months Ended	48 Months Ended	55 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended	125 Months Ended	126 Months Ended
	Apr. 16, 2020	Jan. 12, 2015	Nov. 30, 2014	May 31, 2025	Nov. 30, 2020	Nov. 30, 2015	Nov. 30, 2015	Nov. 30, 2021	Nov. 30, 2016	Nov. 30, 2016	Nov. 30, 2022	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2023	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2024	Nov. 30, 2019	Nov. 30, 2019	May 31, 2025	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	May 31, 2025	May 31, 2025
C000146930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class A/SVFAX) with sales charge
Accumulated Value			$ 9,425				$ 10,012			$ 9,883			$ 12,108			$ 13,174			$ 14,801			$ 14,813		$ 21,050		$ 22,247		$ 22,426		$ 27,820		$ 23,643
C000146929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class C/SVFCX)
Accumulated Value	$ 25,000				$ 33,614			$ 47,493			$ 49,927			$ 49,996			$ 61,641			$ 52,229
C000146931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class I1/SVFFX)
Accumulated Value			1,000,000				1,065,103			1,053,911			1,294,791			1,410,375			1,589,089			1,594,834		2,271,576		2,407,545		2,432,979		3,025,913		2,575,068
C000146933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class R1/SVFDX)
Accumulated Value			25,000				26,478			26,049			31,817			34,511			38,654			38,584		54,693		57,672		58,047		71,658		60,788
C000146934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class R2/SVFKX)
Accumulated Value			25,000				26,518			26,119			31,938			35,734			40,066			40,027		56,751		59,913		60,241		74,498		63,243
C000146937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Class Y/SVFYX)
Accumulated Value			10,000,000				10,669,348			10,570,579			13,006,275			14,190,768			16,008,335			16,085,954		22,941,460		24,332,481		24,612,676		30,629,059		26,085,285
C000146928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead Value Fund (Investor Class/SMVLX)
Accumulated Value			10,000				10,625			10,483			12,842			13,952			15,680			15,693		22,299		23,571		23,753		29,455		25,032
C000233728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class A/SVXAX) with sales charge
Accumulated Value		$ 9,423				$ 10,098			$ 8,745			$ 11,293			$ 9,804			$ 11,021			$ 11,349		$ 15,854		$ 18,590		$ 19,699		$ 21,701		$ 24,455
C000233724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class C/SVXCX)
Accumulated Value		25,000				26,650			22,930			29,450			25,420			28,410			29,070		40,380		47,110		49,643		54,358		61,088
C000233723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class I1/SVXFX)
Accumulated Value		1,000,000				1,074,000			932,800			1,208,000			1,051,600			1,185,200			1,224,000		1,714,800		2,016,400		2,142,602		2,366,554		2,670,554
C000233727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Class Y/SVXYX)
Accumulated Value		10,000,000				10,752,000			9,344,000			12,112,000			10,568,000			11,928,000			12,328,000		17,284,000		20,364,000		21,675,694		23,971,085		27,075,429
C000233726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Smead International Value Fund (Investor Class/SVXLX)
Accumulated Value		10,000				10,732			9,312			12,040			10,464			11,784			12,148		16,996		19,964		21,194		23,385		26,378
S And P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index (Total Return)
Accumulated Value	25,000		10,000				10,275			11,103			13,642			14,498			16,834			19,773		25,294		22,964		26,142		35,002		34,531
MSCI All Country World Index ex USA Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex-USA (Net-USD)
Accumulated Value		10,000				9,815			9,812			12,519			11,503			12,791			14,009		15,289		13,474		14,722		16,641		18,606
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index Net
Accumulated Value		$ 10,000				$ 10,288			$ 9,912			$ 12,614			$ 11,613			$ 13,057			$ 13,890		$ 15,385		$ 13,824		$ 15,533		$ 17,379		$ 19,850
Russell 1000 Value Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index (Total Return)
Accumulated Value	$ 25,000		$ 10,000				$ 9,889			$ 11,077			$ 12,720			$ 13,096			$ 14,580			$ 14,831		$ 18,131		$ 18,570		$ 18,822		$ 24,386		$ 23,286